FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _2/29/12

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds 94.9%
New York 85.4%
Albany Capital Resource Corp. Revenue, The College Saint Rose, Series A, 5.875%, 7/01/41	$5,000,000	$5,395,900
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,
Series A, 5.25%, 11/15/27	5,000,000	5,354,600
Series A, 5.25%, 11/15/32	5,000,000	5,239,900
Series E, 5.50%, 11/15/27	1,135,000	1,229,875
Series E, 5.25%, 11/15/32	1,150,000	1,205,177
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing
Corp., Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,202,350
10/01/45	3,800,000	4,042,174
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty, Student Housing Corp.,
Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32	2,785,000	2,791,879
Series A, AMBAC Insured, 5.125%, 8/01/20	1,410,000	1,436,254
Series A, AMBAC Insured, 5.25%, 8/01/31	5,055,000	5,083,965
Series B, AMBAC Insured, 5.25%, 8/01/31	1,000,000	1,005,730
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
11/01/24	9,000,000	9,594,090
11/01/25	12,000,000	12,775,800
11/01/26	14,250,000	15,132,360
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp.
Project, Series A, 5.375%, 10/01/41	2,035,000	2,193,079
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	3,230,000	3,525,997
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,058,880
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
5.00%, 9/01/21	2,835,000	2,869,360
5.125%, 9/01/31	5,045,000	5,103,976
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
10/01/30	3,000,000	3,159,060
10/01/35	1,500,000	1,552,965
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	41,108,800
5.25%, 2/15/47	35,000,000	37,797,200
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,483,000
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 6.00%, 5/01/33	42,000,000	49,231,560
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,771,550
General, Refunding, Series B, 5.00%, 12/01/35	5,000,000	5,250,550
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	10,419,368
General, Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	21,492,873
General, Series C, 5.00%, 9/01/35	16,000,000	16,812,480
Series A, AMBAC Insured, 5.00%, 9/01/29	24,000,000	25,474,800
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,275,000
Madison County IDA Civic Facility Revenue,
Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39	3,250,000	3,356,925
Colgate University Project, Series B, 5.00%, 7/01/33	2,000,000	2,051,920
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	898,220
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,
5.25%, 10/01/21	1,520,000	1,537,769
5.00%, 10/01/31	3,100,000	3,124,986
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project,
Series A, XLCA Insured, 5.00%,
7/01/29	5,710,000	5,804,672
7/01/34	3,000,000	3,021,360
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13	1,055,000	1,110,451
MTA Commuter Facilities Revenue,
Series 8, Pre-Refunded, 5.50%, 7/01/21	5,000,000	5,346,250
Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,329,780
MTA Dedicated Tax Fund Revenue,
Refunding, Series A, 5.00%, 11/15/30	25,000,000	25,720,000
Refunding, Series A, AGMC Insured, 5.00%, 11/15/32	71,685,000	73,516,552

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
Refunding, Series A, NATL Insured, 5.00%, 11/15/30	15,250,000	15,689,200
Series A, 5.50%, 11/15/39	22,845,000	25,191,181
Series A, AGMC Insured, 5.00%, 11/15/28	41,575,000	42,822,666
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	28,897,548
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	70,233,782
Series B, 5.00%, 11/15/34	63,750,000	70,510,687
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,628,688
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	43,826,000
MTA Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 11/15/30	58,130,000	59,722,181
Refunding, Series A, NATL Insured, 5.125%, 11/15/31	15,000,000	15,351,750
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/25	21,510,000	22,118,948
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 11/15/31	38,000,000	39,057,920
Refunding, Series E, 5.25%, 11/15/31	15,000,000	15,417,600
Refunding, Series U, NATL RE, FGIC Insured, 5.125%, 11/15/31	5,000,000	5,117,250
Series A, 5.00%, 11/15/37	48,000,000	50,470,080
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	10,355,000	10,601,035
Series B, 5.125%, 11/15/24	20,000,000	21,288,000
Series B, 5.00%, 11/15/37	25,000,000	26,286,500
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	31,146,553
Transportation, Series A, 5.00%, 11/15/35	43,895,000	46,118,721
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,564,839
Transportation, Series C, 6.50%, 11/15/28	15,000,000	18,304,350
Transportation, Series F, 5.00%, 11/15/35	11,000,000	11,465,850
MTA Service Contract Revenue,
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13	2,065,000	2,051,412
Refunding, AMBAC Insured, 5.00%, 7/01/30	7,000,000	7,093,660
Refunding, Series A, 5.125%, 1/01/29	33,105,000	33,581,712
Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31	50,000,000	50,694,000
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/25	12,760,000	12,932,005
Series B, 5.375%, 1/01/30	50,000,000	50,729,000
Series B, NATL Insured, 5.00%, 1/01/31	25,290,000	25,620,793
Transit Facilities, Series 7, ETM, zero cpn., 7/01/12	15,380,000	15,359,237
Transit Facilities, Series 7, ETM, zero cpn., 7/01/13	7,935,000	7,882,788
Nassau County GO,
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,330,809
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,617,257
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	29,637,132
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	30,663,672
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,288,655
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
11/01/28	2,000,000	2,309,360
New York City Educational Construction Fund Revenue,
5.75%, 4/01/41	20,000,000	23,001,600
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	21,058,635
New York City GO,
Citysavers, Series B, zero cpn., 6/01/12	1,030,000	1,104,242
Citysavers, Series B, zero cpn., 12/01/12	1,030,000	1,096,620
Citysavers, Series B, zero cpn., 6/01/13	1,030,000	1,090,955
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,082,952
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,074,630
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,064,577
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,055,956
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,038,570
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,037,972
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,024,778
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,009,606
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	996,772
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	971,949
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	934,127
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	916,370
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,115,900
Fiscal 2003, Series I, 5.00%, 3/01/29	10,000,000	10,333,200
Fiscal 2003, Series I, 5.00%, 3/01/30	14,785,000	15,271,722
Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,820,061

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
Refunding, Series D, 5.125%, 8/01/19	10,000	10,033
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	17,088,150
Series B, 7.00%, 2/01/18	25,000	25,122
Series B, zero cpn., 6/01/19	1,030,000	927,639
Series C, AGMC Insured, Pre-Refunded, 5.125%, 3/15/25	6,335,000	6,343,742
Series D, 7.50%, 2/01/18	5,000	5,026
Series D, 5.50%, 6/01/24	15,845,000	16,021,355
Series D, 5.125%, 12/01/28	10,230,000	11,680,512
Series D, 5.00%, 10/15/29	5,000,000	5,270,050
Series D, Pre-Refunded, 8.00%, 8/01/17	5,000	5,158
Series D, Pre-Refunded, 5.50%, 6/01/24	8,100,000	8,203,032
Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,623,300
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	12,367,900
Series F, 5.30%, 1/15/26	22,845,000	23,598,428
Series F, Pre-Refunded, 5.30%, 1/15/26	22,155,000	23,124,724
Series H, 7.20%, 2/01/15	5,000	5,024
Series H, AGMC Insured, 5.375%, 8/01/27	125,000	125,405
Series H, NATL Insured, 5.125%, 8/01/25	80,000	80,245
Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	19,796,875
Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,699,015
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	20,000,000	22,943,800
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,768,875
Series C-1, 5.25%, 11/01/29	6,110,000	6,494,869
Series C-1, 5.50%, 11/01/34	3,000,000	3,215,730
Series C-1, 5.55%, 11/01/39	3,300,000	3,474,702
Series C-1, 5.70%, 11/01/46	12,500,000	13,227,875
New York City IDA Civic Facility Revenue,
Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,437,239
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,532,984
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,242,015
New York University Project, AMBAC Insured, 5.00%, 7/01/31	18,000,000	18,027,000
Polytechnic Prep Country Day School, AGMC Insured, 5.375%, 5/01/29	980,000	983,548
Staten Island University Hospital Project, Series A, Pre-Refunded, 6.375%, 7/01/31	3,510,000	3,579,533
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,155,710
New York City Municipal Finance Authority Revenue, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	63,016,720
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	10,000,000	10,743,300
Refunding, Series A, 5.00%, 6/15/38	52,000,000	55,986,320
Refunding, Series A, 5.00%, 6/15/39	34,950,000	38,317,782
Refunding, Series B, 5.00%, 6/15/36	26,700,000	29,110,476
Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,340,311
Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,661,244
Second General Resolution, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	41,822,800
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,261,583
Second General Resolution, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	44,243,806
Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	36,036,074
Series A, 5.75%, 6/15/40	6,550,000	7,605,925
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,874,614
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,240,800
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	80,829,000
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,227,200
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	33,854,700
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	57,904,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,156,046
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	33,908,400
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	34,604,421
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Series A, 5.25%, 8/01/31	6,810,000	7,132,590
Future Tax Secured, Series A, 5.00%, 5/01/34	20,000,000	22,258,200
Future Tax Secured, Series A, 5.00%, 5/01/38	20,000,000	22,056,600
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31	23,795,000	25,463,267
Future Tax Secured, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	10,000	10,666
Future Tax Secured, Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,017

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
Future Tax Secured, Series D, 5.00%, 2/01/27	48,950,000	50,768,982
Future Tax Secured, Series D, NATL Insured, 5.00%, 2/01/22	5,000	5,197
Future Tax Secured, Series D, NATL Insured, Pre-Refunded, 5.00%, 2/01/22	1,995,000	2,080,466
Future Tax Secured, Series D, Pre-Refunded, 5.00%, 2/01/27	13,075,000	13,635,133
Future Tax Secured, Series E, 5.00%, 2/01/25	3,245,000	3,368,602
Future Tax Secured, Series E, 5.00%, 2/01/27	10,000,000	10,371,600
Future Tax Secured, Series E, 5.00%, 2/01/33	8,895,000	9,116,130
Future Tax Secured, Series E, Pre-Refunded, 5.00%, 2/01/25	1,755,000	1,831,009
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	14,990,000	15,584,503
sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	17,250,000	19,139,910
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31	23,000,000	23,202,630
Wildlife Conservation Society, NATL RE, FGIC Insured, 5.00%, 2/01/34	10,500,000	10,909,605
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,
11/15/35	33,130,000	34,336,263
11/15/44	41,000,000	42,236,560
New York GO, Refunding, Series C, 5.00%,
8/01/25	7,575,000	8,892,595
8/01/26	2,190,000	2,553,168
New York IDA Parking Facility Revenue, Royal Charter Presbyterian, AGMC Insured, 5.25%, 12/15/32	1,525,000	1,557,574
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	50,000,000	56,394,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	18,576,250
New York Liberty Development Corp. Revenue,
5.50%, 10/01/37	27,000,000	31,166,370
Goldman Sachs Headquarters, 5.25%, 10/01/35	86,360,000	95,574,612
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	10,929,200
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,859,989
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,885,922
State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32	5,500,000	5,585,525
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,820,357
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/25	10,000,000	11,988,100
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,713,400
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,526,380
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,171,620
New York State Dormitory Authority Personal Income Tax Revenue, Series A, 5.00%, 3/15/38	5,000,000	5,470,150
New York State Dormitory Authority Revenue,
FGIC Insured, Pre-Refunded, 5.125%, 5/15/31	22,000,000	22,432,520
Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	35,000,000	36,419,600
Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.125%, 2/01/22	4,000,000	4,067,400
Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.00%, 2/01/31	5,500,000	5,578,320
North Shore Long Island Jewish Obligated Group, Pre-Refunded, 5.50%, 5/01/33	2,500,000	2,652,550
School Districts Financing Program, Series A, NATL Insured, 5.00%, 4/01/31	9,500,000	9,598,705
School Districts Financing Program, Series D, NATL Insured, 5.25%, 10/01/23	1,750,000	1,785,805
School Districts Financing Program, Series D, NATL Insured, 5.00%, 10/01/30	1,750,000	1,774,868
Series 1, NATL Insured, Pre-Refunded, 5.00%, 7/01/24	2,000,000	2,125,320
Teachers College, NATL Insured, 5.00%, 7/01/22	2,885,000	2,908,801
Teachers College, NATL Insured, 5.00%, 7/01/32	6,000,000	6,033,120
Upstate Community Colleges, Series A, 5.00%, 7/01/27	3,720,000	3,761,255
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	1,225,000	1,229,839
Buena Vida Nursing Home, Series A, 5.25%, 7/01/28	4,730,000	4,746,792
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	9,700,000	10,751,771
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.125%, 7/01/34	15,000,000	16,669,800
Fordham University, Refunding, NATL Insured, 5.00%, 7/01/28	490,000	490,647
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,507,540
Maimonides Medical Center, NATL Insured, 5.00%, 8/01/24	6,170,000	6,574,012
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,297,100
Montefiore Hospital, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,285,158
Mortgage Nursing Home, NATL Insured, 5.40%, 2/01/31	290,000	293,744
Mortgage Nursing Home, NATL Insured, 5.50%, 2/01/41	1,880,000	1,903,801
New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26	3,500,000	3,509,310
New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31	5,000,000	5,007,900
New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	15,886,888

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,265,434
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,100,513
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,256,600
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	24,338,820
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%,
7/01/30	5,150,000	5,607,938
Non-State Supported Debt, Fashion Institute Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/34	13,220,000	13,916,694
Non-State Supported Debt, Fordham University, NATL RE, FGIC Insured, 5.00%, 7/01/27	2,435,000	2,454,285
Non-State Supported Debt, Fordham University, NATL RE, FGIC Insured, 5.00%, 7/01/32	3,125,000	3,144,781
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,908,600
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,328,350
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,628,655
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,714,425
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,144,060
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,543,725
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,860,318
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,650,160
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,351,684
Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%, 9/01/23	1,700,000	1,701,649
Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%, 9/01/28	1,420,000	1,421,264
Non-State Supported Debt, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/28	10,060,000	10,484,431
Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%, 8/01/24	2,500,000	2,761,575
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/35	10,000,000	10,494,100
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,513,850
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,488,550
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,368,800
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,007,700
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	14,406,860
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,442,320
Non-State Supported Debt, New York and Presbyterian Hospital, AGMC Insured, 5.00%, 8/15/36	14,185,000	14,642,041
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,066,285
Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26	5,475,000	6,158,773
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	30,145,486
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	21,854,600
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	6,112,616
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,516,800
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	10,662,100
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	29,050,399
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,551,727
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	54,112,501
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	27,109,250
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,600,875
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,409,550
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/22	2,300,000	2,617,975
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,407,334
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,352,590
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,146,820
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	9,560,862
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,354,600
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	14,441,310
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,745,718
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,033,475
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,178,887
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,373,300
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,628,529
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,429,300
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	6,964,877
Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C, NATL Insured, 5.00%, 4/01/35	7,525,000	7,884,469
Non-State Supported Debt, School Districts Bond Financing, Series B, NATL Insured, 5.00%, 10/01/34	5,000,000	5,246,250
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,942,050
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,424,884
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,714,480
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,466,080
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,407,160

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,456,300
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	6,747,612
Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,402,370
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,868,450
Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38	14,535,000	15,332,826
NYSARC Inc., Series A, AGMC Insured, 5.00%, 7/01/26	1,700,000	1,736,618
Rockefeller University, Series A, Sub Series A1, 5.00%, 7/01/32	11,500,000	11,663,645
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,449,800
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured
Guaranty, 5.50%, 5/15/22	5,000,000	6,368,150
Siena College, NATL Insured, 5.00%, 7/01/31	3,500,000	3,520,125
Skidmore College, NATL RE, FGIC Insured, 5.00%, 7/01/33	6,565,000	6,776,524
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	1,705,000	1,742,271
State Supported Debt, AGMC Insured, 5.00%, 2/15/33	13,280,000	14,348,509
State Supported Debt, AGMC Insured, 5.00%, 2/15/38	22,260,000	24,051,040
State Supported Debt, Lease, State University Dormitory Facilities, Series A, NATL Insured, 5.00%, 7/01/36	4,670,000	4,895,001
State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28	7,690,000	8,094,571
State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28	1,505,000	1,636,492
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%,
8/15/17	2,250,000	2,252,048
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	28,000,000	29,891,120
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/32	8,680,000	9,266,247
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	3,640,000	3,646,916
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%, 2/15/30	12,100,000	12,818,982
State Supported Debt, Mental Health Services, Series D, AGMC Insured, 5.25%, 8/15/30	145,000	145,347
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33	14,210,000	15,417,282
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38	10,785,000	11,537,038
State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31	20,000,000	23,514,000
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28	3,250,000	3,255,818
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	6,800,000	6,823,324
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	13,889,983
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	24,503,297
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	30,100,000	35,539,371
Education, Series A, 5.00%, 3/15/36	7,395,000	7,914,425
Education, Series A, 5.00%, 3/15/37	49,750,000	53,115,090
Education, Series C, 5.00%, 12/15/31	17,305,000	19,266,003
Education, Series C, 5.00%, 12/15/35	10,000,000	10,841,900
Education, Series D, 5.00%, 3/15/36	46,500,000	50,143,740
Series A, 5.00%, 2/15/34	16,525,000	18,287,887
Series A, 5.00%, 2/15/39	20,705,000	22,617,935
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project, Refunding, Series A,
AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,071,600
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14	935,000	939,469
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water, Refunding,
Series A, 5.00%, 6/15/37	2,700,000	2,937,465
Series A, 5.125%, 6/15/38	35,000,000	38,885,700
Series B, 5.00%, 6/15/33	6,510,000	7,186,975
Series B, 5.00%, 6/15/37	5,310,000	5,777,015
New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water Project, Refunding, Series B,
AMBAC Insured, 6.15%, 8/01/24	3,000,000	3,009,960
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,569,820
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, NATL RE, FGIC Insured, 5.00%, 9/15/34	11,580,000	12,631,348
Series A, 5.00%, 3/15/34	10,000,000	10,868,300
Series A, 5.00%, 3/15/38	15,000,000	16,137,450
New York State HFAR,
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,907,575
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	2,770,000	2,778,282
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	1,060,000	1,062,555
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,245,000	1,247,341
MFH, Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,570,920
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	2,525,000	2,528,661

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
5.25%, 6/01/21	5,110,000	5,386,451
5.25%, 12/01/21	8,025,000	8,459,152
5.25%, 6/01/22	3,400,000	3,579,146
5.25%, 12/01/22	5,000,000	5,263,450
5.00%, 6/01/23	5,925,000	6,209,222
5.00%, 12/01/23	3,000,000	3,143,910
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A, AMBAC Insured, 5.25%, 5/15/31	8,145,000	8,156,810
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,741,100
New York State Thruway Authority General Revenue,
AMBAC Insured, 5.00%, 1/01/30	10,000,000	10,882,200
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	11,034,000
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	11,038,200
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	57,832,771
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	37,725,100
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,604,900
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Refunding, Series C,
AMBAC Insured, 5.00%, 4/01/19	20,000,000	20,065,800
NATL Insured, 5.00%, 4/01/20	18,835,000	18,892,070
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A, AGMC Insured,
5.00%, 4/01/24	7,420,000	8,328,505
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, Pre-Refunded, 5.00%,
3/15/22	14,270,000	14,289,264
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,904,611
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,557,651
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,014,954
NATL RE, FGIC Insured, 5.00%, 3/15/29	7,000,000	7,379,470
Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25	3,225,000	3,383,509
Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32	20,000,000	20,028,400
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,372,742
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	5,000,000	5,793,750
State Personal Income Tax, Series B-1, 5.00%, 3/15/36	10,000,000	10,979,500
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,371,226
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,024
Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34	9,000,000	9,106,920
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,235,389
4/01/16	1,000,000	1,209,600
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding,
NATL Insured, zero cpn., 4/01/30	21,170,000	7,171,126
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,946,963
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,803,500
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	80,168,604
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,071,500
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	32,458,830
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	27,661,750
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,368,929
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
12/01/32	2,000,000	2,096,300
12/01/37	3,320,000	3,407,980
Sachem Central School District Holbrook GO,
NATL Insured, Pre-Refunded, 5.00%, 6/15/30	1,000,000	1,059,230
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/27	3,885,000	4,174,976
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/28	2,000,000	2,149,280
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
10/15/29	5,195,000	5,667,174
10/15/32	94,975,000	103,301,458
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,706,618
Schenectady IDA Civic Facility Revenue,
Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30	2,925,000	2,958,959
Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35	2,375,000	2,401,196
Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32	2,395,000	2,449,007

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
SONYMA Homeowner Mortgage Revenue, Series 156,
5.20%, 10/01/28	7,500,000	7,926,600
5.35%, 10/01/33	11,380,000	12,017,394
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,049,580
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	2,460,000	2,460,221
5.375%, 1/01/23	4,760,000	4,569,124
Tobacco Settlement FICO Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%, 6/01/21	24,000,000	25,378,320
Triborough Bridge and Tunnel Authority Revenues,
5.00%, 11/15/24	6,965,000	7,939,125
General, Refunding, Series B, NATL Insured, 5.00%, 11/15/27	10,000,000	10,298,700
General, Series A, 5.00%, 11/15/35	9,155,000	9,954,964
General, Series A-2, 5.25%, 11/15/34	10,000,000	11,407,100
General Purpose, Refunding, Series B, 5.125%, 11/15/29	17,175,000	17,678,399
General Purpose, Refunding, Series B, 5.00%, 11/15/32	10,000,000	10,276,000
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,662,265
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	19,556,550
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	42,252,790
Refunding, NATL Insured, 5.00%, 11/15/26	10,000,000	10,307,200
Refunding, NATL Insured, 5.00%, 11/15/32	22,875,000	23,506,350
Refunding, Series C, 5.00%, 11/15/33	31,840,000	35,921,888
Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,423,261
Series D, 5.00%, 11/15/31	48,955,000	55,454,266
sub. bond, AMBAC Insured, 5.00%, 11/15/28	15,000,000	15,926,850
Troy Capital Resource Corp. Revenue, Rensselear Polytechnic, Series A, 5.125%, 9/01/40	42,500,000	45,501,775
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
5.40%, 7/15/30	1,000,000	1,007,660
Series A, 5.50%, 7/15/29	5,170,000	5,178,427
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,298,886
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,833,530
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	7,710,000	7,920,791
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,391,575
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	12,884,559
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,293,785
6.00%, 6/01/29	1,000,000	1,112,600
6.00%, 6/01/41	5,000,000	5,397,700
		5,716,209,796
U.S. Territories 9.5%
Puerto Rico 9.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	15,600,000	16,891,836
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.00%, 7/01/20	11,540,000	12,237,939
Series A, 5.125%, 7/01/24	17,580,000	18,493,632
Series A, NATL Insured, 5.50%, 7/01/20	17,810,000	20,046,580
Series A-4, AGMC Insured, 5.25%, 7/01/30	14,000,000	15,386,280
Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	7,698,262
Series B, 6.00%, 7/01/39	20,000,000	21,865,400
Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	11,643,660
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	4,000,000	4,766,800
5.50%, 7/01/36	10,000,000	12,130,400
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding,
Series A, 5.00%, 7/01/38	220,000	220,051
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	19,209,147
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	34,437,600
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	29,548,658
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	26,187,709
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series DDD, 5.00%, 7/01/22	10,000,000	11,150,800
Refunding, Series ZZ, 5.25%, 7/01/26	4,885,000	5,441,353
Series CCC, 5.25%, 7/01/27	25,000,000	27,771,500
Series CCC, 5.25%, 7/01/28	10,000,000	11,078,400

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)
Series WW, 5.25%, 7/01/33	32,250,000	34,166,295
Series XX, 5.25%, 7/01/40	19,000,000	19,898,130
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	11,552,000
Series P, 6.75%, 7/01/36	12,500,000	14,388,375
Series Q, 5.625%, 7/01/39	10,000,000	10,668,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first sub., Series A, 5.75%, 8/01/37	15,000,000	16,667,550
first sub., Series A, 5.50%, 8/01/42	30,000,000	32,746,800
first sub., Series A, 6.00%, 8/01/42	90,000,000	101,866,500
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,672,000
first sub., Series C, 5.50%, 8/01/40	35,000,000	38,322,550
first sub., Series C, 5.25%, 8/01/41	25,065,000	26,985,230
Series C, 5.25%, 8/01/40	7,000,000	7,766,920
Total U.S. Territories		632,907,157
Total Municipal Bonds before Short Term Investments (Cost $5,894,261,730)		6,349,116,953
Short Term Investments 1.7%
Municipal Bonds 1.7%
New York 1.7%
[a] Nassau County IDA Civic Facility Revenue, Cold Spring Harbor Lab, Daily VRDN and Put, 0.08%, 1/01/42	19,490,000	19,490,000
[a] New York City GO,
Series A-5, Daily VRDN and Put, 0.06%, 8/01/36	37,500,000	37,500,000
Series L, Sub Series L-6, Daily VRDN and Put, 0.10%, 4/01/32	12,000,000	12,000,000
Sub Series H-1, Daily VRDN and Put, 0.10%, 3/01/34	3,330,000	3,330,000
[a] New York City Trust for Cultural Resources Revenue, Lincoln Center, Series A-1, Daily VRDN and Put, 0.15%, 12/01/35	19,250,000	19,250,000
[a] Syracuse IDA Civic Facility Revenue, Syracuse University Project,
Series A-1, Daily VRDN and Put, 0.09%, 7/01/37	5,250,000	5,250,000
Series A-2, Daily VRDN and Put, 0.09%, 12/01/37	19,025,000	19,025,000
Total Short Term Investments (Cost $115,845,000)		115,845,000
Total Investments (Cost $6,010,106,730) 96.6%		6,464,961,953

Other Assets, less Liabilities 3.4%		224,152,014
Net Assets 100.0%		$6,689,113,967

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDC	-	Housing Development Corp.
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
MFH	-	Multi-Family Housing

Franklin New York Tax-Free Income Fund

Statement of Investments, February 29, 2012 (unaudited) (continued)

MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
SONYMA	-	State of New York Mortgage Agency
XLCA	-	XL Capital Assurance

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At February 29, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 29, 2012, all of the Fund’s investments in securities carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2012